SHARE-BASED COMPENSATION - Stock option valuation (Details) $ / shares in Units, ¥ in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Jun. 27, 2018 USD ($)	Jun. 27, 2018 CNY (¥)	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
SHARE-BASED COMPENSATION
Expected dividend yield			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Contractual term (in years)			10 years	10 years	10 years	10 years	10 years	10 years
Outstanding weighted average stock options | Minimum
SHARE-BASED COMPENSATION
Expected volatility			46.00%	44.00%	42.00%	42.00%	43.00%	43.00%
Risk free interest rate (per annum)			0.30%	1.60%	2.49%	2.49%	2.08%	2.08%
Exercise multiple			2.8	2.8	2.8	2.8	2.8	2.8
Outstanding weighted average stock options | Maximum
SHARE-BASED COMPENSATION
Expected volatility			49.00%	45.00%	47.00%	47.00%	51.00%	51.00%
Risk free interest rate (per annum)			0.70%	1.90%	2.69%	2.69%	2.32%	2.32%
Exercise multiple			2.2	2.2	2.2	2.2	2.2	2.2
Outstanding weighted average stock options | Key management
SHARE-BASED COMPENSATION
Share-based compensation expense							$ 4.2	¥ 28.2
Outstanding weighted average stock options | Management and Employees
SHARE-BASED COMPENSATION
Share-based compensation expense					$ 21.7	¥ 150.9
Non-vested restricted shares
SHARE-BASED COMPENSATION
Share-based compensation expense | $			$ 0.1	$ 0.1	$ 0.1
Number of restricted stock
Unvested at the beginning of the period (in shares) | shares			33,334	133,334
Granted (in shares) | shares			50,066	151,655	160,190	160,190
Vested (in shares) | shares			(50,066)	(184,988)	(26,856)	(26,856)
Forfeited (in shares) | shares				66,667
Unvested the end of the period (in shares) | shares			33,334	33,334	133,334	133,334
Weighted-average grant date fair value per share
Unvested at the beginning of the period (in dollars per share) | $ / shares			$ 2.26	$ 2.26
Granted (in dollars per share) | $ / shares			0.51	1.41	$ 1.95
Vested (in dollars per share) | $ / shares			0.51	0.75	0.39
Forfeited (in dollars per share) | $ / shares				2.26
Unvested restricted common stock at the end of the period (in dollars per share) | $ / shares			$ 2.26	$ 2.26	$ 2.26
Initial public offering | Outstanding weighted average stock options
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 36.7	¥ 242.9